Real Estate Owned (Tables)	12 Months Ended
Jun. 30, 2021
Real Estate Abstract
Schedule of activity in real estate owned
(in thousands)	2021	2020
Balance at beginning of year	$640	$710
Loans transferred to real estate owned	358	304
Capitalized expenditures	1	44
Valuation adjustments	(19)	(36)
Disposals	(898)	(382)
Balance at end of year	$82	$640